Investments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cost or Amortized Cost
Total	$ 94,986
Fair Value
Total	104,079	122,114
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	3,241
Due after one year through five years	15,626
Due after five years through ten years	27,645
Due after ten years	40,788
Total Cost or Amortized Cost, Contractual maturity	87,300
Fair Value
Due in one year or less	3,294
Due after one year through five years	17,348
Due after five years through ten years	29,788
Due after ten years	45,246
Total Fair Value, Contractual maturity	95,676
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	693
Fair Value
Fair Value	752
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	6,993
Fair Value
Fair Value	$ 7,651